1
The Gabelli International Small Cap Fund
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 97 .4%
Health Care — 19 .1%
12,212 AddLife AB , Cl. B ...................................... $ 446,636
500 Bachem Holding AG , Cl. B ......................... 382,100
1,800 Gerresheimer AG ...................................... 176,124
4,000 Idorsia Ltd. † ............................................ 96,441
23,000 IRRAS AB † .............................................. 12,782
2,300 MedPeer Inc. † .......................................... 78,052
230 Siegfried Holding AG ................................ 204,920
5,000 Takara Bio Inc. ......................................... 140,883
230 Tecan Group AG ....................................... 130,268
15,000 Tristel plc ................................................. 122,602
1,300 Vetoquinol SA .......................................... 194,533
600 Ypsomed Holding AG ............................... 98,761
2,084,102
Consumer Discretionary — 17 .1%
27,000 888 Holdings plc ...................................... 156,433
10,000 Beneteau SA † ........................................... 147,821
38,000 boohoo Group plc † ................................... 110,908
2,500 Boozt AB † ................................................ 41,182
11,820 Entain plc † ............................................... 337,598
2,200 JINS Holdings Inc. ................................... 160,362
40,000 LeoVegas AB ............................................ 155,587
75,000 Mandarin Oriental International Ltd. † ........ 155,880
6,000 Raccoon Holdings Inc. .............................. 83,895
2,000 Tod's SpA † .............................................. 105,939
15,000 Treatt plc .................................................. 205,142
489 Zalando SE † ............................................. 44,597
10,000 Zojirushi Corp. ......................................... 160,041
1,865,385
Consumer Staples — 16 .9%
15,000 Austevoll Seafood ASA ............................. 177,629
4,500 Fevertree Drinks plc .................................. 141,214
11,000 Glanbia plc ............................................... 181,943
30,000 Hotel Chocolat Group plc † ........................ 163,709
2,928 Interparfums SA ....................................... 184,298
4,000 Kobe Bussan Co. Ltd. ............................... 130,695
1,750 Laurent-Perrier ......................................... 200,684
2,500 Milbon Co. Ltd. ........................................ 153,185
6,000 Nomad Foods Ltd. † .................................. 165,360
32,000 PZ Cussons plc ........................................ 96,821
4,000 Sakata Seed Corp. .................................... 125,424
2,000 Viscofan SA ............................................. 131,009
1,851,971
Information Technology — 13 .8%
15,000 Alphawave IP Group plc † .......................... 46,890
20,000 F-Secure OYJ ........................................... 110,555
9,000 Genius Sports Ltd. † .................................. 167,940
7,500 GMO internet Inc. ..................................... 190,894
16,000 Infomart Corp. ......................................... 144,442
20,000 NCC Group plc ......................................... 69,256
Shares
Market
Value
30,000 Network International Holdings plc † .......... $ 146,853
3,000 Nynomic AG † ........................................... 167,125
4,000 Optex Group Co. Ltd. ................................ 54,406
100,000 Oxford Metrics plc .................................... 144,846
6,000 PSI Software AG ....................................... 259,962
1,503,169
Materials — 9 .0%
6,000 Alamos Gold Inc. , Cl. A ............................. 43,200
13,850 Alamos Gold Inc., Toronto , Cl. A ............... 99,616
10,000 Eldorado Gold Corp. † ............................... 77,300
10,544 Endeavour Mining plc ............................... 237,336
5,000 Labrador Iron Ore Royalty Corp. ............... 139,034
4,000 MAG Silver Corp. † .................................... 64,772
9,000 Osisko Gold Royalties Ltd. ........................ 101,113
75,000 Perseus Mining Ltd. † ............................... 75,448
7,000 Pretium Resources Inc. † .......................... 67,480
65,000 Westgold Resources Ltd. .......................... 76,135
981,434
Industrials — 8 .3%
15,000 Aida Engineering Ltd. ............................... 140,930
50,000 Chemring Group plc ................................. 214,127
2,000 Clarkson plc ............................................. 102,403
4,000 Loomis AB ............................................... 108,563
8,000 Maruwa Unyu Kikan Co. Ltd. ..................... 115,057
20,000 QleanAir AB .............................................. 147,583
23,000 Teraoka Seisakusho Co. Ltd. ..................... 74,826
903,489
Financials — 8 .1%
45,000 Brewin Dolphin Holdings plc ..................... 231,029
2,500 Kinnevik AB , Cl. B † ................................... 87,885
17,000 Polar Capital Holdings plc ......................... 185,537
4,000 Rothschild & Co. ...................................... 173,289
20,000 Tamburi Investment Partners SpA ............. 211,625
889,365
Communication Services — 5 .1%
1,000 Bengo4.com Inc. † .................................... 57,217
4,000 Blue Prism Group plc † .............................. 61,980
9,000 Manchester United plc , Cl. A ..................... 174,330
3,190 Nordic Entertainment Group AB , Cl. B † ..... 172,250
2,000 Xilam Animation SA † ................................ 92,784
558,561
TOTAL COMMON STOCKS ........................ 10,637,476
PREFERRED STOCKS — 1 .3%
Health Care — 1 .3%
1,800 Draegerwerk AG & Co. KGaA , 0.190% ....... 147,516

The Gabelli International Small Cap Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 1 .3%
$ 140,000 U.S. Treasury Bill,
0.039% †† , 10/21/21 ............................. $ 139,995
TOTAL INVESTMENTS — 100.0%
(Cost $ 8,727,182 ) ................................. $ 10,924,987
† Non-income producing security.
†† Represents annualized yield at date of purchase.
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 73 .9% $ 8,074,705
Japan ............................... 16 .6 1,810,309
Canada .............................. 5 .4 592,515
Asia/Pacific ......................... 2 .8 307,464
United States ........................ 1 .3 139,994
100.0% $ 10,924,987